UNITED STATES
                                             SECURITIES AND EXCHANGE COMMISSION
                                             Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                               Scudder YieldWise Funds (f/k/a Zurich YieldWise Funds)
                                               222 South Riverside Plaza
                                               Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,          / /
        check the box but do not list series or classes)

                                               Scudder YieldWise Municipal Money Fund (f/k/a Zurich YieldWise Municipal Money Fund)







3       Investment Company Act File Number:                                               811-8047



        Securities Act File Number:                                                       333-21187



4(a).   Last day of fiscal year for which this Form is filed:                             July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                / /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                     / /



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $416,468,196.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:        $505,232,020.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                  $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $505,232,020.00

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                                $0.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        ($88,763,824.00)
-------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                        0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                      $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
        here:                                                                                                         0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                    0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                         $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                         $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                  N/A


        SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



        By (Signature and Title)*              /s/Caroline Pearson                  Date   10/24/02
                                               -------------------------                   --------------------
                                               Caroline Pearson, Assistant Secretary

        *Please print the name and title of the signing officer below the signature.

                                            UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                            Washington, DC 20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                            Scudder YieldWise Funds (f/k/a Zurich YieldWise Funds)
                                            222 South Riverside Plaza
                                            Chicago, IL 60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,         / /
        check the box but do not list series or classes)

                                            Scudder YieldWise Money Fund (f/k/a Zurich YieldWise Money Fund)







3       Investment Company Act File Number:                                             811-8047



        Securities Act File Number:                                                     333-21187



4(a).   Last day of fiscal year for which this Form is filed:                           July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                / /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                     / /



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):              $560,971,099.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:       $837,648,455.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior
        fiscal year ending no earlier than October 11, 1995 that                            $93,567,149.00
        were not previously used to reduce registration fees payable to the
        Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                       $931,215,604.00

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
                [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:      ($370,244,505.00)
------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                       0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                    $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
        here:                                                                                                       0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                  0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                 N/A


        SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



        By (Signature and Title)*              /s/Caroline Pearson                  Date   10/24/02
                                               -------------------------                   --------------------
                                               Caroline Pearson, Assistant Secretary

        *Please print the name and title of the signing officer below the signature.

                                            UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                            Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                            Scudder YieldWise Funds (f/k/a Zurich YieldWise Funds)
                                            222 South Riverside Plaza
                                            Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,         / /
        check the box but do not list series or classes)

                                            Scudder YieldWise Government Money Fund (f/k/a Zurich YieldWise Government Money Fund)







3       Investment Company Act File Number:                                              811-8047



        Securities Act File Number:                                                      333-21187



4(a).   Last day of fiscal year for which this Form is filed:                            July 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                / /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                     / /



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):               $350,447,609.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:        $490,057,113.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                  $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                        $490,057,113.00

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                               $0.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:       ($139,609,504.00)
-------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                        0.000092


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                     $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
        here:                                                                                                        0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                   0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                        $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                        $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                  N/A


        SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



        By (Signature and Title)*              /s/Caroline Pearson                  Date   10/24/02
                                               -------------------------                   --------------------
                                               Caroline Pearson, Assistant Secretary

        *Please print the name and title of the signing officer below the signature.